Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of December 31, 2016, future minimum lease payments under non-cancelable operating leases agreements were as follows:
2017	$138,788
2018	39,454
2019	627
2020 and thereafter	—

$178,869